FINANCIAL INSTRUMENT RISK (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of Company's financial assets measured at fair value on a recurring basis

	Fair Value Measurements Using
				Balance as at
	Level 1	Level 2	Level 3	December 31, 2021
	$	$	$	$
Assets
Cash	1,387,670	—	—	1,387,670
Marketable securities	245,410	—	4,152	249,562
Total assets measured at fair value	1,633,880	—	4,152	1,637,232

	Fair Value Measurements Using
				Balance as at
	Level 1	Level 2	Level 3	December 31, 2020
	$	$	$	$
Assets
Cash	2,421,796	—	—	2,421,796
Marketable securities	375,000	—	51,109	426,109
Total assets measured at fair value	2,796,796	—	51,109	2,847,905

Schedule of maturity analysis of financial instrument liabilities

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$97,825	$97,825	$97,825	$—	$—
	$97,825	$97,825	$97,825	$—	$—

	Carrying	Contractual	Within	Within	Within
	Amount	Cash Flows	1 year	2 years	3 years
	$	$	$	$	$

Accounts payable and accrued liabilities	77,048	77,048	77,048	—	—
Total as at December 31, 2021	77,408	77,048	77,048	—	—